SEGMENT INFORMATION (Schedule of Segment Results) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of operating segments [line items]
Depreciation and amortization		¥ 8	¥ 2	¥ 4
Operating loss		6,204	4,519	3,577
Interest income		39	75	164
Finance costs		14	1	2
Foreign exchange difference, net				354
Income tax expense				1,504
Loss for the year from continuing operations		6,179	4,445	5,273
Total assets			94,793	111,057	¥ 29,748
Total liabilities			81,598	128,856	45,253
USD [Member]
Disclosure of operating segments [line items]
Depreciation and amortization | $	$ 1
Operating loss | $	953
Interest income | $	6
Finance costs | $	2
Foreign exchange difference, net | $
Income tax expense | $
Loss for the year from continuing operations | $	949
Total assets | $	4,572
Total liabilities | $	6,956
Exploration and Mining [Member]
Disclosure of operating segments [line items]
Depreciation and amortization		5
Operating loss		258
Interest income		1
Finance costs
Loss for the year from continuing operations		257
Total assets					705
Total liabilities					509
Exploration and Mining [Member] | USD [Member]
Disclosure of operating segments [line items]
Depreciation and amortization | $	1
Operating loss | $	40
Interest income | $
Finance costs | $
Loss for the year from continuing operations | $	39
Total assets | $	108
Total liabilities | $	78
Corporate Activity [Member]
Disclosure of operating segments [line items]
Depreciation and amortization		3	2	4
Operating loss		5,946	4,519	3,577
Interest income		38	75	164
Finance costs		14	1	2
Foreign exchange difference, net				354
Income tax expense				1,504
Loss for the year from continuing operations		¥ 5,922	4,445	5,273
Total assets			94,793	111,057	29,043
Total liabilities			¥ 81,598	¥ 128,856	¥ 44,744
Corporate Activity [Member] | USD [Member]
Disclosure of operating segments [line items]
Depreciation and amortization | $
Operating loss | $	913
Interest income | $	6
Finance costs | $	2
Loss for the year from continuing operations | $	910
Total assets | $	4,464
Total liabilities | $	$ 6,878